Income tax - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 129	$ 173	$ 264	$ 258
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(56)	(89)	(9)
Government loans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(61)	(117)	(127)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	56	11	(135)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(28)	(4)	(120)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(24)	116	13
Lease contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	8	(105)	0
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	113	(105)	0
Cash flow hedge
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	0	1	2
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(1)	(1)	5
Remeasurement of non-monetary accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	128	103	(3)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	25	106	485
Deferred revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	125	0	0
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	125	0	0
Other provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(396)	(928)	(962)
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	532	33	(468)
From subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	129	173	264
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	(56)	(89)	(9)
Deferred tax asset not recognized on losses (Loss available for offsetting against future taxable income)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	823	1,050	1,210
Deferred tax effect, equity	0	0	0
Tax expense (income) during the year recognized in Profit or Loss	$ (227)	$ (160)	$ 100